Provisions - Schedule of maturity of estimated benefits payments (Details) - Spain € in Millions	Dec. 31, 2022 EUR (€)
2023
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 498
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	426
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	358
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	307
2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	251
2028 to 2032
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 807